Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 12,073,878	$ 4,780,275	$ 30,660,984	$ 8,745,446
Operating Expenses
Cost of sales	7,749,130	3,260,682	20,311,724	6,531,435
Personnel	1,577,700	484,672	3,247,441	734,867
Depreciation and amortization	511,371	122,106	908,982	176,612
General and administrative	2,166,207	1,324,196	7,296,736	2,652,429
Total Operating Expenses	12,004,408	5,191,656	31,764,883	10,095,343
INCOME (LOSS) FROM OPERATIONS	69,470	(411,381)	(1,103,899)	(1,349,897)
Other Income (Expenses)
Other income	318
Interest expense	(906,743)	(45,121)	(1,296,537)	(249,626)
Gain on forgiveness of debt		360,302	360,302
Loss on write-down of vesting note payable – related party			(602,204)
Loss on extinguishment of debt			(137,692)	(286,350)
Loss on redemption of preferred shares			(4,017,553)
Gain on disposition of subsidiary			3,282,804
Gain on disposal of property and equipment	32,747		10,885
Other income and (expense)			876	(18,196)
Loss on adjustment shares		(757,792)
Total Other Income (Expenses)	(873,678)	(442,611)	(2,399,119)	(554,172)
NET LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(804,208)	(853,992)	(3,503,018)	(1,904,069)
INCOME TAX BENEFIT (EXPENSE)			(218,139)	83,931
NET LOSS AFTER TAXES			(3,721,157)	(1,820,138)
INCOME TAX EXPENSE ON CONTINUING OPERATIONS	(123,000)
NET LOSS FROM CONTINUING OPERATIONS	(927,208)	(853,992)	(3,721,157)	(1,820,138)
NET LOSS FROM DISCONTINUED OPERATIONS
Income (loss) from discontinued operations before income taxes			240,405	(12,875,463)
Less provision for income taxes for discontinued operations
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS		178,510	240,405	(12,875,463)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS		80,329	108,182	(5,036,832)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO 1847 HOLDINGS COMMON SHAREHOLDERS		98,181	132,223	(7,838,631)
NET LOSS	(927,208)	(755,811)	(3,588,934)	(9,658,769)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(54,178)	(25,370)	(284,372)	(50,120)
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS			(3,304,562)	(9,608,649)
PREFERRED SHARE ACCRUED DIVIDEND			(984,176)
1847 GOEDEKER SPIN-OFF DIVIDEND				(283,257)
DISTRIBUTION – ALLOCATION SHARES				(5,985,000)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS	(873,030)	(730,441)
PREFERRED SHARE DIVIDENDS	(135,215)	(188,709)
DEEMED DIVIDEND RELATED TO ISSUANCE OF PREFERRED SHARES		(1,527,086)	(1,527,086)	(3,051,478)
NET INCOME (LOSS) ATTRIBUTABLE TO 1847 HOLDINGS COMMON SHAREHOLDERS	$ (1,008,245)	$ (2,446,236)	$ (5,815,824)	$ (18,928,384)
Net loss per common share from continuing operations: diluted (in Dollars per share)			$ (0.78)	$ (0.49)
Net income (loss) per common share from discontinued operations: diluted (in Dollars per share)			0.01	(2.12)
Net loss per common share: diluted (in Dollars per share)			$ (0.7)	$ (2.6)
Weighted-average common shares outstanding: diluted (in Shares)			11,175,892	3,692,429
EARNINGS (LOSS) PER COMMON SHARE ATTRIBUTABLE TO 1847 HOLDINGS COMMON SHAREHOLDERS
NET LOSS PER COMMON SHARE FROM CONTINUING OPERATIONS – BASIC AND DILUTED (in Dollars per share)	$ (0.21)	$ (0.19)	$ (0.78)	$ (0.49)
EARNINGS PER COMMON SHARE FROM DISCONTINUED OPERATIONS – BASIC AND DILUTED (in Dollars per share)		0.02	0.03	(2.12)
NET LOSS PER COMMON SHARE – BASIC AND DILUTED (in Dollars per share)	$ (0.21)	$ (0.55)	$ (0.7)	$ (2.6)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED (in Shares)	4,915,655	4,466,171	4,749,971	3,692,429
REVENUES
Furniture and appliances			$ 12,741,064	$ 7,625,222
Construction			12,203,890	1,120,224
Automotive supplies			$ 5,716,030